Cover	Sep. 30, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2022
Entity File Number	001-40467
Entity Registrant Name	Iron Spark I Inc.
Entity Central Index Key	0001845601
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	125 N. Cache St.
Entity Address, Address Line Two	2nd Floor, Box 3789
Entity Address, City or Town	Jackson
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	83001
City Area Code	307
Local Phone Number	200-9007
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ISAA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false